CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 4,493,424		$ 2,649,432		$ 8,869,803	$ 5,278,562	$ 10,333,558	$ 5,764,963
Cost of net revenues	2,157,349		1,536,703		4,540,488	3,552,396	6,789,314	3,828,496
Gross profit	2,336,075		1,112,729		4,329,315	1,726,166	3,544,244	1,936,467
Operating expenses:
General and administrative	4,074,051		4,243,031		8,380,063	8,073,621	14,067,681	16,149,510
Sales and marketing	1,097,326		1,372,568		2,036,677	2,230,087	4,018,985	3,269,710
Distribution	242,214		221,925		512,399	424,773	611,569	489,371
Impairment							5,503,095	3,400,000
Change in fair value of contingent consideration	(10,698,475)		5,920,919		(10,698,475)	7,121,240	564,303	8,764,460
Total operating expenses	(5,284,884)		11,758,443		230,664	17,849,721	24,765,633	32,073,050
Income (loss) from operations	7,620,959		(10,645,714)		4,098,651	(16,123,555)	(21,221,389)	(30,136,583)
Other income (expense):
Interest expense	(1,086,889)		(2,173,769)		(2,951,487)	(3,730,612)	(8,961,410)	(3,619,093)
Other non-operating income (expenses)	2,240		3,336,963		(676,749)	2,653,375	3,068,080	1,321,472
Total other income (expense), net	(1,084,649)		1,163,194		(3,628,236)	(1,077,237)	(5,893,330)	(2,297,621)
Income tax benefit (provision)								1,100,120
Net income (loss) from continuing operations	6,536,310		(9,482,520)		470,415	(17,200,792)	(27,114,719)	(31,334,084)
Income (loss) from discontinued operations, net of tax	(1,492,050)		(51,404)		(1,562,503)	(166,074)	(10,928,643)	(1,023,873)
Net income (loss)	$ 5,044,260	$ (6,136,349)	$ (9,533,924)	$ (7,832,942)	$ (1,092,088)	$ (17,366,866)	$ (38,043,362)	$ (32,357,957)
Weighted average common shares outstanding - basic	246,809		14,329		236,824	9,836	30,852	3,052
Weighted average common shares outstanding -diluted	834,604		14,329		824,619	9,836	30,852	3,052
Net income (loss) from continuing per common share - basic	$ 26.48		$ (661.78)		$ 1.99	$ (1,748.68)	$ (878.87)	$ (10,268.22)
Net income (loss) from continuing per common share - diluted	$ 7.83		$ (661.78)		$ 0.57	$ (1,748.68)	$ (878.87)	$ (10,268.22)